As filed with the Securities and Exchange Commission on May 18, 2012

1933 Act Registration No. 333-148082

1940 Act Registration No. 811-22154

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 41	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 44	☒

(Check appropriate box or boxes.)

Columbia ETF Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, MA 02110

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 774-3768

Christopher O. Petersen c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110	With a copy to: Kurt J. Decko K&L Gates LLP Four Embarcadero Center, Suite 1200 San Francisco, CA 94111
(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that the filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 15, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory note:

The sole purpose of this filing is to delay, until June 15, 2012, the effectiveness of the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement, which effectiveness was subsequently delayed by prior Post-Effective Amendments to its Registration Statement. Post-Effective Amendment No. 10 to the Trust’s Registration Statement relates to the Grail DoubleLine Emerging Markets Fixed Income ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 10, filed on June 23, 2010, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and State of Massachusetts, on the 18th day of May 2012.

Columbia ETF Trust

By:	/s/ J. Kevin Connaughton
J. Kevin Connaughton President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

/s/ J. Kevin Connaughton	President (Principal Executive Officer)	May 18, 2012
J. Kevin Connaughton

/s/ Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	May 18, 2012
Michael G. Clarke

/s/ Stephen R. Lewis, Jr.*	Chair of the Board	May 18, 2012
Stephen R. Lewis, Jr.

/s/ Kathleen A. Blatz*	Trustee	May 18, 2012
Kathleen A. Blatz

/s/ Pamela G. Carlton*	Trustee	May 18, 2012
Pamela G. Carlton

/s/ Patricia M. Flynn*	Trustee	May 18, 2012
Patricia M. Flynn

/s/ John F. Maher*	Trustee	May 18, 2012
John F. Maher

/s/ Catherine James Paglia*	Trustee	May 18, 2012
Catherine James Paglia

/s/ Leroy C. Richie*	Trustee	May 18, 2012
Leroy C. Richie

/s/ Alison Taunton-Rigby*	Trustee	May 18, 2012
Alison Taunton-Rigby

/s/ William F. Truscott*	Trustee	May 18, 2012
William F. Truscott

* By:	/s/ Joseph L. D’Alessandro
Pursuant to Power of Attorney